Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 4,833	$ 4,625
Less: accumulated depreciation	(1,745)	(1,576)
Property and equipment, net	3,088	3,049
Land [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	995	952
Buildings [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	2,440	2,334
Buildings improvements [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	148	142
Laboratory equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	775	741
Office equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	117	112
Transportation equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	22	21
Other equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	50	48
Leasehold improvements [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	146	140
Construction in progress [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 140	$ 135